SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES [Text Block]

3. SIGNIFICANT ACCOUNTING POLICIES

a) Significant accounting estimates and assumptions

The preparation of the Company's financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management's experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from those estimates and judgments.

Areas requiring a significant degree of estimation and judgment relate to the determination of recoverability of goodwill, recoverability of intangible assets, fair value less costs to sell of assets classified as held for sale, estimates used in valuation and costing of inventory, impairment of long-lived assets and inventory, fair value measurements, useful lives, depreciation and amortization of property, equipment and intangible assets, the recoverability and measurement of deferred tax assets and liabilities, share-based compensation, and fair value of derivative liabilities.

b) Cash

Cash held in financial institutions and cash held at retail locations, have carrying values that approximate fair value.

The recent closures of Silicon Valley Bank, Signature Bank and First Republic Bank and their placement into receivership with the Federal Deposit Insurance Corporation ("FDIC") have identified bank-specific liquidity risks and concerns. Although the Department of the Treasury, the Federal Reserve, and the FDIC jointly released a statement that depositors at Silicon Valley Band and Signature Bank would have access to their funds, even deposit amounts that exceed FDIC deposit insurance limits, future adverse developments with respect to specific financial institutions or the broader financial services industry may lead to market-wide liquidity shortages.

The failure of any bank in which we deposit our funds could reduce the amount of cash we have available for our operations or delay our ability to access such funds. Any such failure may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. We do not currently have a commercial relationship with a bank that has failed or is, to our knowledge, otherwise is experiencing operational distress, nor have we experienced delays or other issues in meeting our financial obligations. If other banks and financial institutions enter receivership or become insolvent in the future in response to financial conditions affecting the banking system and financial markets, our ability to access our cash may be threatened and could have a material adverse effect on our business operations and financial condition.

As at January 31, 2023, the Company had FDIC coverage over $697,945 (January 31, 2022 - $850,704) of its cash balance.

c) Foreign currency translation

Foreign currency transactions are translated into U.S. dollars at exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate at the reporting date. All differences are recorded in the consolidated statements of income and comprehensive income. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Assets and liabilities of foreign operations are translated into U.S. dollars at year-end exchange rates and any revenue and expenses are translated at the average exchange rate for the year. The resulting exchange differences are recognized in other comprehensive income.

d) Inventory

Inventory consists of raw materials, consumables and packaging supplies used in the process to prepare inventory for sale; work in process consisting of pre-harvested cannabis plants, by-products to be extracted, oils and terpenes; and finished goods.

Inventory is valued at the lower of cost and net realizable value, with cost determined using the weighted average cost method. Net realizable value is calculated as the estimated selling price in the ordinary course of business, less any estimated costs to complete and sell the goods. Costs are capitalized to inventory, until substantially ready for sale. Costs include direct and indirect labor, raw materials, consumables, packaging supplies, utilities, facility costs, quality and testing costs, production related depreciation and other overhead costs. The Company records inventory reserves for obsolete and slow-moving inventory.

Inventory reserves are based on inventory obsolescence trends, and the historical and professional experience of management. The Company classifies cannabis inventory as a current asset, although, due to the duration of the cultivation, drying, and conversion process, certain inventory items may not be realized in cost of sales within one year.

e) Property and equipment

Property and equipment is measured at cost less accumulated depreciation and losses on impairment.

Depreciation is provided on the straight-line basis over the estimated useful lives of the assets as follows:

Buildings	45 years
Furniture & fixtures	5 years
Computer equipment	3 years
Machinery & equipment	2-7 years
Leasehold improvements	shorter of the life of the improvement or the remaining life of the lease

f) Intangible assets

Intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date.

Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of intangible assets begins when the asset becomes available for use. Brands, licenses, and customer relationships are amortized over 10 years, which reflect the estimated useful lives of the intangible assets.

g) Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of subsidiaries over the fair value of the net intangible and tangible assets acquired. Following the initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is allocated to the reporting unit in which the business that created the goodwill resides. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Company's goodwill is part of the Nevada reporting unit.

Goodwill is tested annually for any impairment, or more frequently in the case that events or circumstances indicate that the carrying amount of a reporting unit may not be recoverable. The Company may elect to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If factors indicate this is the case, then a quantitative test is performed and an impairment is recorded for any excess carrying value above the reporting unit's fair value, not to exceed the amount of goodwill.

For the years ended January 31, 2023 and 2022, the recoverable amount of goodwill allocated to the Nevada reporting unit exceeded the carrying amount and as such, no impairment was noted.

h) Impairment of long-lived assets

Long-lived assets include property and equipment, right-of-use assets, and intangible assets with finite useful lives.

At the end of each fiscal year, the Company reviews the intangible assets' estimated useful lives and amortization methods, with the effect of any changes in estimates accounted for on a prospective basis.

Long-lived assets are reviewed for indicators of impairment at each statement of balance sheet date or whenever events or changes in circumstances indicate that a potential impairment has occurred. The Company groups assets at the lowest level for which cash flows are separately identifiable, referred to as an asset group. When indicators of potential impairment are present the Company prepares a projected undiscounted cash flow analysis to determine the recoverable amount for the respective asset or asset group. An impairment loss is recognized whenever the carrying amount of the asset exceeds its recoverable amount and is recorded as in profit or loss equal to the amount by which the carrying amount exceeds the fair value.

i) Assets and liabilities held for sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. Such assets, or disposal groups, are measured at the lower of their carrying amount and fair value less costs to sell. The comparative consolidated balance sheet is re-presented to classify assets as held for sale in the period that the respective assets are classified as held for sale.

k) Convertible instruments

The Company accounts for convertible debt as a single unit of account, unless the conversion feature requires bifurcation and recognition as a derivative. Additionally, the Company uses the if-converted method for all convertible instruments in the diluted earnings per share calculation and includes the effect of potential share settlement for instruments that may be settled in cash or shares.

l) Leases

Upon commencement of a contract containing a lease, the Company classifies leases other than short-term leases as either an operating lease or a finance lease according to the criteria prescribed by ASU 2016-02, Leases ("ASC 842"). The lease classification is reassessed only when: (a) the contract is modified and the modification is not accounted for as a separate contract, and (b) there is a change in the lease term or the assessment of whether the lessee is reasonably certain to exercise an option to purchase the underlying asset. The Company has elected not to recognize right-of-use assets and liabilities for short-term leases that have a term of 12 months or less.

For both finance leases and operating leases, right-of-use assets and lease liabilities are initially measured as the present value of future lease payments and initial direct costs discounted at the interest rate implicit in the lease, or if that rate is not readily determinable, the Company's incremental borrowing rate. Subsequent measurement of lease liabilities classified as finance leases is at amortized cost using the effective interest rate method. Subsequent measurement of right-of-use assets classified as finance leases is at carrying amount less accumulated amortization, where amortization is recorded straight-line over the lease term. Subsequent measurement of lease liabilities classified as operating leases is at the present value of the unpaid lease payments discounted at the discount rate for the lease established at the commencement date. Subsequent measurement of right-of-use assets classified as operating leases is carrying amount less accumulated amortization where amortization is calculated as the difference between straight-line lease cost for the period, including amortization of initial direct costs, and the periodic accretion of the lease liability.

m) Financial instruments

Financial instruments are contracts that give rise to a financial asset of one party and a financial liability or equity instrument of another party. Financial instruments are recorded initially at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Subsequent measurement depends on how the financial instrument has been classified and may be at fair value or amortized cost. For financial instruments subsequently measured at fair value, the Company calculates the estimated fair value of financial instruments using quoted market prices whenever available. When quoted market prices are not available, the Company uses standard pricing models including the Black-Scholes option pricing model.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 - Inputs that are not based on observable market data.

There have been no transfers between fair value hierarchy levels during the years ended January 31, 2023 and 2022.

The Company's measures the derivative liability at fair value using Level 3 inputs.

The Company's cash, receivables, accounts payable and accrued liabilities, and income taxes payable are recorded at cost. The carrying values of these financial instruments approximate their fair value due to their short-term maturities. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Financial instruments subsequently measured at amortized cost include promissory note payable, convertible promissory notes, and reclamation obligation.

n) Share-based compensation

The Company measures equity settled share-based payments based on their fair value at their grant date and recognizes share-based compensation expense over the vesting period based on the Company's estimate of equity instruments that will eventually vest. Consideration paid to the Company on the exercise of stock options is recorded as common stock.

o) Income taxes

The Company uses the asset and liability method to account for income taxes. Deferred income tax assets and liabilities are determined based on enacted tax rates and laws for the years in which the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

As the Company operates in the cannabis industry, it is subject to the limits of IRC Section 280E under which the Company is only allowed to deduct expenses directly related to the cost of producing the products or cost of production.

The Company recognizes uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon examination by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Recognition or measurement is reflected in the period in which the likelihood changes. Any interest and penalties related to unrecognized tax liabilities are presented within income tax expense in the consolidated statements of comprehensive income.

p) Earnings (loss) per share

The Company presents basic and diluted loss per share data for its common shares. Basic loss per share is calculated using the weighted average number of shares outstanding during the respective years. Diluted loss per share is computed by dividing net loss by the weighted average shares outstanding adjusted for additional shares from the assumed exercise of stock options, restricted share units, or warrants, if dilutive.

The number of additional shares is calculated by assuming the outstanding dilutive convertible instruments, options, and warrants are exercised and that the assumed proceeds are used to acquire common shares at the average market price during the year. Diluted loss per share figures for the years presented are equal to those of basic loss per share for the years since the effects of convertible instruments, stock options and warrants are anti-dilutive.

q) Revenue recognition

Revenue is recognized by the Company in accordance with ASC 606 - Revenue From Contracts With Customers. Through application of the standard, the Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

In order to recognize revenue under ASC 606, the Company applies the following five steps:

1. Identify a customer along with a corresponding contract

2. Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer

3. Determine the transaction price that the Company expects to be entitled to in exchange for transferring promised goods or services to a customer

4. Allocate the transaction price to the performance obligation(s) in the contract

5. Recognize revenue when or as the Company satisfies the performance obligation(s) in the contract

The Company's contracts with customers for the sale of dried cannabis and other products derived from cannabis consist of one performance obligation, being the transfer of control of the goods to the customer at the point of sale. The Company transfers control and satisfies its performance obligation when collection has taken place, compliant documentation has been signed, and the product was accepted by the buyer. The Company does not have performance obligations subsequent to delivery on the sale of goods to customers and revenues from sale of goods are recognized at a "point in time", which is upon passing of control to the customer.

Provisions for expected credit losses on accounts receivable are based on the Company's assessment of the collectability of specific customer balances, which is based upon a review of the customer's creditworthiness and past collection history. For trade receivables deemed to be uncollectible, and arose from the sale of goods, the Company will write off the specific balance against the allowance for doubtful accounts when it is known that a provided amount will not be collected.

The Company disaggregates its revenues based on sales to its retail customers where cash is received immediately versus wholesale customers to whom the Company extends credit terms. For the year ended January 31, 2023, revenue from retail sales from continuing operations totaled $26,713,239 (2022 - $32,351,024) and revenue from wholesale from continuing operations totaled $2,175,171 (2022 - $631,952).

r) Loyalty program

The Company offers a loyalty reward program to its dispensary customers that allows customers to earn reward credits that can be applied to future purchases. Loyalty reward credits issued as part of a sales transaction result in revenue being deferred until the loyalty reward is redeemed by the customer. The loyalty rewards are shown as reductions to the 'Revenue' line within the accompanying consolidated statements of income and comprehensive income and included as deferred revenue on the consolidated balance sheets. A portion of the revenue generated in a sale must be allocated to the loyalty points earned. The amount allocated to the points earned is deferred until the loyalty points are redeemed or expire. The loyalty program expiration policy is six months. As of January 31, 2023 and 2022, the loyalty liability totaled $94,068 and $nil, respectively, and is included in deferred revenue on the consolidated balance sheets.

s) Reclamation obligation

The Company recognizes the fair value of a legal or constructive liability for a reclamation obligation in the year in which it is incurred and when a reasonable estimate of fair value can be made. The carrying amount of the related long-lived asset is increased by the same amount as the liability. Changes in the liability for a reclamation obligation due to the passage of time will be recognized within accretion expense. The amount will be recognized as an increase in the liability and an accretion expense in the consolidated statements comprehensive income. Changes resulting from revisions to the timing or the amount of the original estimate of undiscounted cash flows are recognized as an increase or a decrease to the carrying amount of the liability and the related long-lived asset.

t) Recently issued accounting pronouncements

Recent accounting pronouncements, other than those below, issued by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the U.S. Securities and Exchange Commission did not or are not believed by management to have a material effect on the Company's present or future financial statements.

3. SIGNIFICANT ACCOUNTING POLICIES

Significant accounting estimates and assumptions

The preparation of the Company's financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management's experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from those estimates and judgments.

Areas requiring a significant degree of estimation and judgment relate to the determination of fair values of assets acquired and liabilities assumed in business combinations, impairment of long-lived assets and inventory, fair value measurements, useful lives, depreciation and amortization of property, equipment and intangible assets, the recoverability and measurement of deferred tax assets and liabilities, share-based compensation, and fair value of derivative liabilities.

Cash

Cash held in financial institutions and cash held at retail locations, have carrying values that approximate fair value.

Foreign currency translation

Foreign currency transactions are translated into U.S. dollars at exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate at the reporting date. All differences are recorded in the consolidated statement of comprehensive loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Assets and liabilities of foreign operations are translated into U.S. dollars at year-end exchange rates and any revenue and expenses are translated at the average exchange rate for the year. The resulting exchange differences are recognized in other comprehensive loss.

Inventory

Inventory consists of raw materials, consumables and packaging supplies used in the process to prepare inventory for sale; work in process consisting of pre-harvested cannabis plants, by-products to be extracted, oils and terpenes; and finished goods.

Inventory is valued at the lower of cost and net realizable value, with cost determined using the weighted average cost method. Net realizable value is calculated as the estimated selling price in the ordinary course of business, less any estimated costs to complete and sell the goods. Costs are capitalized to inventory, until substantially ready for sale. Costs include direct and indirect labor, raw materials, consumables, packaging supplies, utilities, facility costs, quality and testing costs, production related depreciation and other overhead costs. The Company records inventory reserves for obsolete and slow-moving inventory. Inventory reserves are based on inventory obsolescence trends, and the historical and professional experience of management. The Company classifies cannabis inventory as a current asset, although, due to the duration of the cultivation, drying, and conversion process, certain inventory items may not be realized in cost of sales within one year.

Property and equipment

Property and equipment is measured at cost less accumulated depreciation and losses on impairment.

Depreciation is provided on the straight-line basis over the estimated useful lives of the assets as follows:

Buildings  45 years

Leasehold improvements  shorter of the life of the improvement or the remaining life of the lease

Furniture & fixtures  5 years

Computer equipment  3 years

Machinery & equipment  2-7 years

Intangible assets

Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of intangible assets begins when the asset becomes available for use. Brands, licenses, and customer relationships are amortized over 10 years, which reflect the estimated useful lives of the intangible assets.

Goodwill and indefinite lived Intangible assets

Intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date.

Goodwill represents the excess of the purchase price paid for the acquisition of subsidiaries over the fair value of the net intangible and tangible assets acquired. Following the initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is allocated to the reporting unit in which the business that created the goodwill resides. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Company's goodwill is part of the Nevada reporting unit.

Goodwill is tested annually for any impairment, or more frequently in the case that events or circumstances indicate that the carrying amount of a reporting unit may not be recoverable. The Company may elect to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If factors indicate this is the case, then a quantitative test is performed and an impairment is recorded for any excess carrying value above the reporting unit's fair value, not to exceed the amount of goodwill.

For the year ended January 31, 2021, the recoverable amount of goodwill allocated to the Nevada reporting unit exceeded its carrying amount and as such, no impairment was noted.

Impairment of long-lived assets

Long-lived assets include property and equipment, right-of-use assets, and intangible assets with finite useful lives.

At the end of each fiscal year, the Company reviews the intangible assets' estimated useful lives and amortization methods, with the effect of any changes in estimates accounted for on a prospective basis.

Long-lived assets are reviewed for indicators of impairment at each statement of balance sheet date or whenever events or changes in circumstances indicate that a potential impairment has occurred. The Company groups assets at the lowest level for which cash flows are separately identifiable, referred to as an asset group. When indicators of potential impairment are present the Company prepares a projected undiscounted cash flow analysis to determine the recoverable amount for the respective asset or asset group. An impairment loss is recognized whenever the carrying amount of the asset exceeds its recoverable amount and is recorded as in profit or loss equal to the amount by which the carrying amount exceeds the fair value.

Assets and liabilities held for sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. Such assets, or disposal groups, are measured at the lower of their carrying amount and fair value less costs to sell. The comparative consolidated balance sheet is re-presented to classify assets as held for sale in the period that the respective assets are classified as held for sale.

Business combinations

Acquisitions are accounted for in accordance with ASC 805 - Business Combinations, with the assets and liabilities acquired recorded at their fair values at the acquisition date.

The Company is required to allocate the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values. The excess of the purchase price over those fair values of the net assets acquired is recorded as goodwill. Any excess of the fair value of the net assets acquired over the consideration, is a gain on business acquisition and would be recognized as a gain in the consolidated statement of loss and comprehensive loss.

Convertible instruments

In August 2020, the Financial Accounting Standards Board ("FASB") issued Accounting standards update 2020-06-debt-debt with conversion and other options (subtopic 470-20) and derivatives and hedging-contracts in entity's own equity (subtopic 815-40): accounting for convertible instruments and contracts in an entity's own equity, an update to simplify the accounting for convertible debt and other equity-linked instruments. The new guidance simplifies the accounting for convertible instruments by eliminating the cash conversion and beneficial conversion feature models used to separately account for embedded conversion features as a component of equity. Instead, the Company will account for the convertible debt as a single unit of account, unless the conversion feature requires bifurcation and recognition as a derivative. Additionally, the guidance requires the Company to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of potential share settlement for instruments that may be settled in cash or shares. The Company early adopted this new guidance using the full retrospective method as of February 1, 2020. The adoption of this new guidance did not have a material impact on the Company's consolidated financial statements and there was no impact to the number of potentially dilutive shares in each of the periods presented.

Leases

In February 2016, the FASB issued ASU 2016-02, Leases ("ASC 842"), a standard that requires lessees to increase transparency and comparability among organizations by requiring the recognition of right-of-use assets and lease liabilities on the balance sheet. The requirements of this standard include a significant increase in required disclosures to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The FASB has issued several amendments and practical expedients to the standard, including clarifying guidance, transition relief on comparative reporting at adoption, a practical expedient, which allows lessees to elect as an accounting policy not to apply the provisions of ASC 842 to short term leases, and codification improvements to clarify that lessees and lessors are exempt from certain interim disclosure requirement associated with adopting the new leases standard. The standard was adopted by the Company beginning February 1, 2020 and the standard was adopted using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate comparative prior year periods. The cumulative effect adjustment to the opening balance of accumulated deficit was $nil. The Company has elected not to recognize right-of-use assets and liabilities for short-term leases that have a term of 12 months or less.

Upon commencement of a contract containing a lease, the Company classifies leases other than short-term leases as either an operating lease or a finance lease according to the criteria prescribed by ASC 842. The lease classification is reassessed only when: (a) the contract is modified and the modification is not accounted for as a separate contract, and (b) there is a change in the lease term or the assessment of whether the lessee is reasonably certain to exercise an option to purchase the underlying asset.

For both finance leases and operating leases, right-of-use assets and lease liabilities are initially measured as the present value of future lease payments and initial direct costs discounted at the interest rate implicit in the lease, or if that rate is not readily determinable, the Company's incremental borrowing rate. Subsequent measurement of lease liabilities classified as finance leases is at amortized cost using the effective interest rate method. Subsequent measurement of right-of-use assets classified as finance leases is at carrying amount less accumulated amortization, where amortization is recorded straight-line over the lease term. Subsequent measurement of lease liabilities classified as operating leases is at the present value of the unpaid lease payments discounted at the discount rate for the lease established at the commencement date. Subsequent measurement of right-of-use assets classified as operating leases is carrying amount less accumulated amortization where amortization is calculated as the difference between straight-line lease cost for the period, including amortization of initial direct costs, and the periodic accretion of the lease liability.

Financial instruments

Financial instruments are contracts that give rise to a financial asset of one party and a financial liability or equity instrument of another party. Financial instruments are recorded initially at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Subsequent measurement depends on how the financial instrument has been classified and may be at fair value or amortized cost. For financial instruments subsequently measured at fair value, the Company calculates the estimated fair value of financial instruments using quoted market prices whenever available. When quoted market prices are not available, the Company uses standard pricing models including the Black-Scholes option pricing model.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 - Inputs that are not based on observable market data.

There have been no transfers between fair value hierarchy levels during the year ended January 31, 2021.

The Company's measures the derivative liability at fair value using Level 3 inputs.

The Company's cash, receivables, accounts payable and accrued liabilities, and income taxes payable are recorded at cost. The carrying values of these financial instruments approximate their fair value due to their short-term maturities. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Financial instruments subsequently measured at amortized cost include promissory note payable, and reclamation obligation.

Share-based compensation

The Company measures equity settled share-based payments based on their fair value at their grant date and recognizes share-based compensation expense over the vesting period based on the Company's estimate of equity instruments that will eventually vest. Consideration paid to the Company on the exercise of stock options is recorded as common stock.

Income taxes

The Company uses the asset and liability method to account for income taxes. Deferred income tax assets and liabilities are determined based on enacted tax rates and laws for the years in which the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

As the Company operates in the cannabis industry, it is subject to the limits of IRC Section 280E under which the Company is only allowed to deduct expenses directly related to the cost of producing the products or cost of production.

The Company recognizes uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon examination by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Recognition or measurement is reflected in the period in which the likelihood changes. Any interest and penalties related to unrecognized tax liabilities are presented within income tax expense in the consolidated statement of comprehensive loss.

loss per share

The Company presents basic and diluted loss per share data for its common shares. Basic loss per share is calculated using the weighted average number of shares outstanding during the respective years. Diluted loss per share is computed by dividing net loss by the weighted average shares outstanding adjusted for additional shares from the assumed exercise of stock options, restricted share units, or warrants, if dilutive.

The number of additional shares is calculated by assuming the outstanding dilutive convertible instruments, options, and warrants are exercised and that the assumed proceeds are used to acquire common shares at the average market price during the year. Diluted loss per share figures for the years presented are equal to those of basic loss per share for the years since the effects of convertible instruments, stock options and warrants are anti-dilutive.

Revenue recognition

Revenue is recognized by the Company in accordance with ASC 606. Through application of the standard, the Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

In order to recognize revenue under ASC 606, the Company applies the following five steps:

1. Identify a customer along with a corresponding contract

2. Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer

3. Determine the transaction price that the Company expects to be entitled to in exchange for transferring promised goods or services to a customer

4. Allocate the transaction price to the performance obligation(s) in the contract

5. Recognize revenue when or as the Company satisfies the performance obligation(s) in the contract

The Company's contracts with customers for the sale of dried cannabis and other products derived from cannabis consist of one performance obligation, being the transfer of control of the goods to the customer at the point of sale. The Company transfers control and satisfies its performance obligation when collection has taken place, compliant documentation has been signed, and the product was accepted by the buyer. The Company does not have performance obligations subsequent to delivery on the sale of goods to customers and revenues from sale of goods are recognized at a "point in time", which is upon passing of control to the customer.

Transaction costs associated with a business combination, (i.e., other than those associated with the issuance of debt or equity), are expensed as incurred as a line item in the consolidated statement of loss and comprehensive loss.

Reclamation obligation

The Company recognizes the fair value of a legal or constructive liability for a reclamation obligation in the year in which it is incurred and when a reasonable estimate of fair value can be made. The carrying amount of the related long-lived asset is increased by the same amount as the liability. Changes in the liability for a reclamation obligation due to the passage of time will be recognized within accretion expense. The amount will be recognized as an increase in the liability and an accretion expense in the consolidated statements comprehensive loss. Changes resulting from revisions to the timing or the amount of the original estimate of undiscounted cash flows are recognized as an increase or a decrease to the carrying amount of the liability and the related long-lived asset.

Recently issued accounting pronouncements

Recent accounting pronouncements, other than those below, issued by the FASB, the American Institute of Certified Public Accountants("AICPA") and the U.S. Securities and Exchange Commission ("SEC") did not or are not believed by management to have a material effect on the Company's present or future financial statements.

Debt

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options ("ASU 2020-06"), (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. In addition, the FASB amended the derivative guidance for the own stock scope exception and certain aspects of the earnings-per-share guidance. The amendments are effective for interim and annual periods beginning after December 15, 2021, with early adoption permitted for after December 15, 2020. The Company early adopted this new guidance using the full retrospective method as of February 1, 2020.

Leases

In February 2016, the FASB issued new guidance on the recognition and measurement of leases, ASC 842 - Leases. Under this guidance, a lessee recognizes assets and liabilities on its balance sheet for most leases. Lease expense continues to be consistent with previous guidance. Additionally, this guidance requires enhanced disclosures regarding the amount, timing, and uncertainty of cash flows arising from leasing arrangements. The Company adopted this guidance effective February 1, 2020 using the modified retrospective transition method and comparative year ended January 31, 2021.

The adoption of this guidance resulted in the recognition of operating lease right-of-use assets of $5,001,360, and $5,001,360 of lease liabilities, with a $nil impact on deficit. The transition to ASC 842 did not have a material impact on the Company's results of operations or liquidity. When measuring lease liabilities, the Company used its incremental borrowing rate, estimated at 10%.

Revenue

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers ("ASU 2014-09"), which provides a single comprehensive model for accounting for revenue from contracts with customers and supersedes nearly all previously existing revenue recognition guidance. The core principle of ASU 2014-09 is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted the standard as of February 1, 2020. There was no impact of adopting ASU 2014-09 on the consolidated financial statements.

Financial instruments

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires the measurement of current expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. Adoption of ASU 2016-13 will require financial institutions and other organizations to use forward-looking information to better formulate their credit loss estimates. In addition, the ASU amends the accounting for credit losses on available for sale debt securities and purchased financial assets with credit deterioration.

This update is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company adopted ASU 2016-13 on February 1, 2020 and adoption did not have a material impact on the Company's consolidated financial statements.

Fair value measurement

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820). ASU 2018-13 adds, modifies, and removes certain fair value measurement disclosure requirements. ASU 2018-13 is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company adopted ASU 2018-13 on February 1, 2020 and the adoption did not have a material impact on the Company's consolidated financial statements.

Income taxes

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and was adopted on February 1, 2021 and the adoption did not have a material impact on the Company's consolidated financial statements.